Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 881,956	$ 440,234
Interest expenses (Note 7)	2,297,932	0
Others	441,855	659,800
Accrued Expenses	3,621,743	6,030,996
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	0	399,959
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 0	$ 4,531,003